U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No.	___

Post-Effective Amendment No.	9

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	10
(Check appropriate box or boxes)

THE PIEDMONT INVESTMENT TRUST
Exact Name of Registrant as Specified in Charter

120 Club Oaks Court, Suite 200, Winston Salem, North Carolina 27104
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:   (336) 765-2020

Frank L. Newbauer, Esq.
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

With copy to:
Jeffrey Skinner, Esq.
Kilpatrick Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101

It is proposed that this filing will become effective: (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b);
[ ]	on (date) pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on (date) pursuant to paragraph (a)(1);
[ ]	75 days after filing pursuant to paragraph (a)(2); or
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

EXPLANATORY NOTE
This Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 8 filed July 29, 2011, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment meets the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Winston-Salem, and State of North Carolina on this 8th day of August, 2011.

THE PIEDMONT INVESTMENT TRUST

By:	/s/ David B. Gilbert
David B. Gilbert, Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ David B. Gilbert	Date: August 8, 2011
David B. Gilbert, Trustee, President and
Treasurer (Principal Executive Officer
and Principal Financial Officer)

*

Richard V. Fulp, Trustee and Chairman
	By:	/s/ Tina H. Bloom
Tina H. Bloom
*		Attorney-in-Fact*
August 8, 2011
Gregory A. Christos, Trustee

INDEX TO EXHIBITS

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase